Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class A | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A | Apartment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Regional Mall [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Class A | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class A | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class A | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class A | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class A | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class A | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class A | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class A | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class A | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | V I C I Properties Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class C | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C | Apartment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C | Regional Mall [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Class C | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class C | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class C | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class C | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class C | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class C | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class C | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class C | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class C | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | V I C I Properties Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class I | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class I | Apartment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Regional Mall [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Class I | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class I | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class I | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class I | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class I | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class I | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class I | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class I | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | V I C I Properties Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class L | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class L | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class L | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class L | Apartment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class L | Regional Mall [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class L | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class L | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class L | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class L | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class L | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Class L | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class L | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class L | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class L | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class L | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class L | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class L | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class L | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class L | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class L | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class L | V I C I Properties Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class R | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R | Apartment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class R | Regional Mall [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class R | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Class R | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class R | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class R | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class R | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class R | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class R | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class R | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class R | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class R | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | V I C I Properties Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Class Z | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class Z | Apartment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class Z | Regional Mall [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Z | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Class Z | Otherincludesshortterminvestments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class Z | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Class Z | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class Z | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class Z | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Class Z | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Class Z | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Class Z | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Class Z | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z | V I C I Properties Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%